Alger Responsible Investing Fund Investment Objectives and Goals - Class A C Shares [Member] - Alger Responsible Investing Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Alger Responsible Investing Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Alger Responsible Investing Fund seeks long-term capital appreciation.